Net Interest Expense (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense [Line Items]
Interest cost	294	266	288
Interest capitalized to Properties	(15)	(11)	(20)
Interest expense	279	255	268
Interest income	(3)	(3)	(11)
Net interest expense	276	252	257